Schedule of Investments (unaudited)
August 31, 2025
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 88.2%
Communication Services — 6.9%
Diversified Telecommunication Services — 1.6%
Verizon Communications Inc.	136,957	$6,057,608 (a)
Interactive Media & Services — 3.8%
Alphabet Inc., Class A Shares	34,874	7,425,024 (a)
Meta Platforms Inc., Class A Shares	8,823	6,517,550
Total Interactive Media & Services		13,942,574
Wireless Telecommunication Services — 1.5%
T-Mobile US Inc.	22,574	5,688,422 (a)

Total Communication Services		25,688,604
Consumer Discretionary — 2.1%
Household Durables — 2.1%
Lennar Corp., Class A Shares	60,083	7,999,451 (a)

Consumer Staples — 7.2%
Beverages — 2.4%
Coca-Cola Co.	67,721	4,672,072 (a)
PepsiCo Inc.	28,536	4,241,876 (a)
Total Beverages		8,913,948
Consumer Staples Distribution & Retail — 1.3%
Walmart Inc.	52,056	5,048,391 (a)
Food Products — 1.2%
McCormick & Co. Inc., Non Voting Shares	63,255	4,451,254 (a)
Household Products — 2.3%
Colgate-Palmolive Co.	56,978	4,790,141 (a)
Procter & Gamble Co.	23,579	3,702,846 (a)
Total Household Products		8,492,987

Total Consumer Staples		26,906,580
Energy — 5.8%
Oil, Gas & Consumable Fuels — 5.8%
Cheniere Energy Inc.	11,449	2,768,597
Enbridge Inc.	73,934	3,573,970 (a)
ONEOK Inc.	92,972	7,101,201 (a)
TC Energy Corp.	92,708	4,826,379
Williams Cos. Inc.	57,930	3,352,988 (a)

Total Energy		21,623,135
Financials — 13.3%
Banks — 5.9%
Bank of America Corp.	138,855	7,045,503 (a)
Citigroup Inc.	68,161	6,582,308 (a)
JPMorgan Chase & Co.	28,805	8,682,403 (a)
Total Banks		22,310,214
Capital Markets — 5.9%
Blackstone Inc.	36,720	6,293,808 (a)
Blue Owl Capital Inc.	300,680	5,568,594 (a)
Charles Schwab Corp.	33,684	3,228,274 (a)
Goldman Sachs Group Inc.	4,252	3,168,803 (a)
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Intercontinental Exchange Inc.	22,617	$3,994,162 (a)
Total Capital Markets		22,253,641
Insurance — 1.5%
MetLife Inc.	66,922	5,444,774 (a)

Total Financials		50,008,629
Health Care — 7.9%
Biotechnology — 2.3%
AbbVie Inc.	30,690	6,457,176 (a)
Amgen Inc.	7,298	2,099,708
Total Biotechnology		8,556,884
Health Care Providers & Services — 1.5%
McKesson Corp.	8,183	5,618,775
Pharmaceuticals — 4.1%
Eli Lilly & Co.	2,888	2,115,691
Johnson & Johnson	14,456	2,561,169 (a)
Merck & Co. Inc.	56,499	4,752,696 (a)
Roche Holding AG, ADR	150,289	6,127,283
Total Pharmaceuticals		15,556,839

Total Health Care		29,732,498
Industrials — 11.4%
Aerospace & Defense — 4.6%
L3Harris Technologies Inc.	26,059	7,234,500 (a)
Lockheed Martin Corp.	7,419	3,380,319 (a)
Northrop Grumman Corp.	11,034	6,510,501
Total Aerospace & Defense		17,125,320
Electrical Equipment — 3.2%
Eaton Corp. PLC	15,790	5,512,921 (a)
Emerson Electric Co.	49,222	6,497,304 (a)
Total Electrical Equipment		12,010,225
Ground Transportation — 1.9%
Union Pacific Corp.	32,039	7,162,959 (a)
Industrial Conglomerates — 0.8%
Honeywell International Inc.	14,552	3,194,164 (a)
Machinery — 0.9%
Otis Worldwide Corp.	38,722	3,344,806 (a)

Total Industrials		42,837,474
Information Technology — 17.6%
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A Shares	20,266	2,206,157
Semiconductors & Semiconductor Equipment — 8.2%
ASML Holding NV, Registered Shares	3,807	2,827,154 (a)
Broadcom Inc.	27,802	8,268,037 (a)
Marvell Technology Inc.	187,524	11,788,697
QUALCOMM Inc.	49,264	7,918,203 (a)
Total Semiconductors & Semiconductor Equipment		30,802,091
Software — 6.2%
Microsoft Corp.	15,184	7,693,581 (a)
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Software — continued
	Oracle Corp.	42,070	$9,513,289 (a)
	Salesforce Inc.	22,957	5,882,731 (a)
Total Software			23,089,601
Technology Hardware, Storage & Peripherals — 2.6%
	Apple Inc.	42,622	9,894,271 (a)

Total Information Technology			65,992,120
Materials — 1.3%
Metals & Mining — 1.3%
	Freeport-McMoRan Inc.	111,035	4,929,954 (a)

Real Estate — 10.7%
Health Care REITs — 0.6%
	Alexandria Real Estate Equities Inc.	22,016	1,814,999 (a)
	Global Medical REIT Inc.	72,500	543,750
Total Health Care REITs			2,358,749
Industrial REITs — 1.3%
	Lineage Inc.	53,408	2,238,329 (a)
	Prologis Inc.	22,162	2,521,593 (a)
Total Industrial REITs			4,759,922
Residential REITs — 4.1%
	American Homes 4 Rent, Class A Shares	154,725	5,542,249 (a)
	Equity LifeStyle Properties Inc.	107,616	6,488,169 (a)
	Equity Residential	48,041	3,176,471 (a)
Total Residential REITs			15,206,889
Retail REITs — 0.6%
	Agree Realty Corp.	30,033	2,184,600 (a)
Specialized REITs — 4.1%
	American Tower Corp.	26,799	5,462,976 (a)
	Digital Realty Trust Inc.	12,087	2,026,265
	Equinix Inc.	2,766	2,174,601 (a)
	VICI Properties Inc.	170,000	5,742,600 (a)
Total Specialized REITs			15,406,442

Total Real Estate			39,916,602
Utilities — 4.0%
Electric Utilities — 2.5%
	PPL Corp.	259,807	9,475,161 (a)
Gas Utilities — 0.6%
	Atmos Energy Corp.	13,849	2,300,734
Multi-Utilities — 0.9%
	Public Service Enterprise Group Inc.	38,274	3,151,099

Total Utilities			14,926,994
Total Common Stocks (Cost — $271,749,233)			330,562,041
	Rate
Convertible Preferred Stocks — 14.6%
Financials — 6.6%
Capital Markets — 3.0%
Ares Management Corp., Non Voting Shares	6.750%	103,815	5,694,253
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Capital Markets — continued
KKR & Co. Inc.	6.250%		101,017	$5,510,477
Total Capital Markets				11,204,730
Financial Services — 3.6%
Apollo Global Management Inc.	6.750%		100,142	7,181,183
Shift4 Payments Inc., Non Voting Shares	6.000%		61,173	6,509,419
Total Financial Services				13,690,602

Total Financials				24,895,332
Industrials — 3.8%
Aerospace & Defense — 2.3%
Boeing Co.	6.000%		114,383	8,512,382
Trading Companies & Distributors — 1.5%
QXO Inc., Non Voting Shares	5.500%		99,223	5,707,307

Total Industrials				14,219,689
Information Technology — 1.9%
Technology Hardware, Storage & Peripherals — 1.9%
Hewlett Packard Enterprise Co.	7.625%		113,095	7,126,116

Utilities — 2.3%
Electric Utilities — 2.3%
NextEra Energy Inc.	6.926%		209,500	8,591,595

Total Convertible Preferred Stocks (Cost — $49,416,021)				54,832,732
			Shares/Units
Master Limited Partnerships — 10.9%
Diversified Energy Infrastructure — 6.1%
Energy Transfer LP			467,937	8,291,844 (a)
Enterprise Products Partners LP			267,623	8,601,403 (a)
Plains GP Holdings LP, Class A Shares			302,889	5,845,758 *(a)
Total Diversified Energy Infrastructure				22,739,005
Oil/Refined Products — 3.0%
CrossAmerica Partners LP			135,864	2,827,330 (a)
MPLX LP			84,696	4,308,486 (a)
Sunoco LP			81,658	4,270,713 (a)
Total Oil/Refined Products				11,406,529
Petrochemicals — 1.8%
Westlake Chemical Partners LP			302,583	6,684,058 (a)

Total Master Limited Partnerships (Cost — $13,022,694)				40,829,592
	Rate	Maturity Date	Face Amount
Corporate Bonds & Notes — 4.3%
Communication Services — 0.6%
Entertainment — 0.3%
Netflix Inc., Senior Notes	5.375%	11/15/29	$400,000	419,256 (b)
Walt Disney Co., Senior Notes	2.000%	9/1/29	600,000	555,964
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	30,000	25,909
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	60,000	40,474
Total Entertainment				1,041,603
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Interactive Media & Services — 0.0%††
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	$250,000	$225,807 (b)
Media — 0.2%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	30,000	31,248 (b)
Comcast Corp., Senior Notes	4.250%	10/15/30	550,000	550,940
Fox Corp., Senior Notes	6.500%	10/13/33	20,000	21,778
Total Media				603,966
Wireless Telecommunication Services — 0.1%
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	500,000	489,848

Total Communication Services				2,361,224
Consumer Discretionary — 0.7%
Automobile Components — 0.0%††
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	150,000	146,401 (b)
Automobiles — 0.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	550,000	471,689
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	250,000	249,855
Total Automobiles				721,544
Broadline Retail — 0.1%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	550,000	493,475
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., Senior Notes	5.875%	6/15/31	160,000	164,123 (b)
Carnival Corp., Senior Notes	6.125%	2/15/33	50,000	51,376 (b)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	10,000	10,241
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	290,000	302,480
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	440,000	447,305 (b)
Total Hotels, Restaurants & Leisure				975,525
Household Durables — 0.0%††
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	60,000	60,580 (b)
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	2.700%	4/15/30	300,000	282,156

Total Consumer Discretionary				2,679,681
Consumer Staples — 0.2%
Food Products — 0.1%
Lamb Weston Holdings Inc., Senior Notes	4.375%	1/31/32	370,000	348,293 (b)
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	400,000	406,504

Total Consumer Staples				754,797
Financials — 1.2%
Banks — 0.8%
Bank of America Corp., Senior Notes (5.015% to 7/22/32 then SOFR + 2.160%)	5.015%	7/22/33	600,000	609,709 (c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	250,000	263,530 (b)(c)
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	700,000	737,714 (c)
JPMorgan Chase & Co., Subordinated Notes (5.717% to 9/14/32 then SOFR + 2.580%)	5.717%	9/14/33	700,000	735,132 (c)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	300,000	312,628 (c)
Wells Fargo & Co., Senior Notes (4.897% to 7/25/32 then SOFR + 2.100%)	4.897%	7/25/33	500,000	503,111 (c)
Total Banks				3,161,824
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — 0.0%††
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	$30,000	$30,857 (b)
Consumer Finance — 0.2%
American Express Co., Senior Notes (5.043% to 5/1/33 then SOFR + 1.835%)	5.043%	5/1/34	500,000	508,113 (c)
EZCORP Inc., Senior Notes	7.375%	4/1/32	30,000	31,707 (b)
Total Consumer Finance				539,820
Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	300,000	274,785
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	250,000	265,391 (b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	20,000	20,908 (b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	120,000	124,078 (b)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	40,000	41,185 (b)
Total Financial Services				726,347
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	40,000	41,662 (b)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	80,000	84,172 (b)
Total Mortgage Real Estate Investment Trusts (REITs)				125,834

Total Financials				4,584,682
Health Care — 0.7%
Biotechnology — 0.2%
Amgen Inc., Senior Notes	5.250%	3/2/33	550,000	564,809
Health Care Providers & Services — 0.3%
Cigna Group, Senior Notes	2.400%	3/15/30	348,000	320,866
CVS Health Corp., Senior Notes	3.750%	4/1/30	600,000	579,787
HCA Inc., Senior Notes	5.625%	9/1/28	400,000	412,629
Total Health Care Providers & Services				1,313,282
Pharmaceuticals — 0.2%
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	550,000	551,306
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	200,000	205,809
Total Pharmaceuticals				757,115

Total Health Care				2,635,206
Industrials — 0.4%
Aerospace & Defense — 0.1%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	10,000	10,299 (b)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	10,000	10,362 (b)
Northrop Grumman Corp., Senior Notes	4.750%	6/1/43	500,000	451,138
Total Aerospace & Defense				471,799
Building Products — 0.0%††
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	20,000	20,639 (b)
Commercial Services & Supplies — 0.0%††
CoreCivic Inc., Senior Notes	8.250%	4/15/29	80,000	84,724
Deluxe Corp., Senior Secured Notes	8.125%	9/15/29	30,000	31,290 (b)
Total Commercial Services & Supplies				116,014
Ground Transportation — 0.1%
XPO Inc., Senior Secured Notes	6.250%	6/1/28	350,000	356,735 (b)
Trading Companies & Distributors — 0.2%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	30,000	31,243 (b)
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Trading Companies & Distributors — continued
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	$30,000	$31,492 (b)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	60,000	62,118 (b)
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	500,000	461,123
Total Trading Companies & Distributors				585,976

Total Industrials				1,551,163
Information Technology — 0.1%
IT Services — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	150,000	155,624 (b)
Software — 0.0%††
Gen Digital Inc., Senior Notes	6.250%	4/1/33	20,000	20,616 (b)

Total Information Technology				176,240
Materials — 0.3%
Chemicals — 0.0%††
Celanese US Holdings LLC, Senior Notes	6.750%	4/15/33	60,000	60,468
Methanex US Operations Inc., Senior Notes	6.250%	3/15/32	50,000	50,485 (b)
Total Chemicals				110,953
Containers & Packaging — 0.1%
Ball Corp., Senior Notes	3.125%	9/15/31	340,000	306,681
Metals & Mining — 0.2%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	500,000	473,625
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	160,000	163,795 (b)
Total Metals & Mining				637,420

Total Materials				1,055,054
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
Forestar Group Inc., Senior Notes	6.500%	3/15/33	60,000	61,206 (b)

Utilities — 0.1%
Electric Utilities — 0.1%
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	270,000	276,230
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	100,000	106,148 (b)

Total Utilities				382,378
Total Corporate Bonds & Notes (Cost — $15,851,002)				16,241,631
			Shares
Investments in Underlying Funds — 1.9%
Ares Capital Corp. (Cost — $6,130,027)			324,407	7,266,717 (a)(d)
	Rate	Maturity Date	Face Amount
U.S. Government & Agency Obligations — 0.1%
U.S. Government Obligations — 0.1%
U.S. Treasury Notes (Cost — $346,367)	3.875%	8/15/34	$350,000	343,184
Total Investments before Short-Term Investments (Cost — $356,515,344)				450,075,897
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.9%
Dreyfus Government Cash Management, Institutional Shares	4.176%	244,171	$244,171 (e)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.068%	6,818,945	6,818,945 (e)

Total Short-Term Investments (Cost — $7,063,116)			7,063,116
Total Investments — 121.9% (Cost — $363,578,460)			457,139,013
Liabilities in Excess of Other Assets — (21.9)%			(82,219,397)
Total Net Assets — 100.0%			$374,919,616

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is a business development company.
(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income.
Under normal market conditions, the Fund seeks to maximize total return by investing at least 80% of its Managed Assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed income securities depending on ClearBridge Investments, LLC’s (“ClearBridge”) view of economic, market or political conditions, fiscal and monetary policy and security valuation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$330,562,041	—	—	$330,562,041
Convertible Preferred Stocks	54,832,732	—	—	54,832,732
Master Limited Partnerships	40,829,592	—	—	40,829,592
Corporate Bonds & Notes	—	$16,241,631	—	16,241,631
Investments in Underlying Funds	7,266,717	—	—	7,266,717
U.S. Government & Agency Obligations	—	343,184	—	343,184
Total Long-Term Investments	433,491,082	16,584,815	—	450,075,897
Short-Term Investments†	7,063,116	—	—	7,063,116
Total Investments	$440,554,198	$16,584,815	—	$457,139,013

†	See Schedule of Investments for additional detailed categorizations.

LMP Capital and Income Fund Inc. 2025 Quarterly Report